Financial risk management and fair value measurement	12 Months Ended
Aug. 31, 2021
Financial risk management and fair value measurement
Financial risk management and fair value measurement

23. Financial risk management and fair value measurement

Fair value measurement and hierarchy

The fair value measurement of the Company’s financial and non-financial assets and liabilities utilizes market observable inputs and data as far as possible. Inputs used in determining fair value measurements are categorized into different levels based on how observable the inputs used in the valuation technique utilized are (the “fair value hierarchy”):

●	Level 1: Quoted prices in active markets for identical items [unadjusted];
●	Level 2: Observable direct or indirect inputs other than Level 1 inputs; and
●	Level 3: Unobservable inputs [i.e., not derived from market data].

The classification of an item into the above levels is based on the lowest level of the inputs used that has a significant effect on the fair value measurement of the item. Transfers of items between levels are recognized in the period they occur.

The carrying amount of trade and other receivables, advances to/from related parties and trade and other payables are assumed to approximate their fair value due to their short-term nature.

The fair value of financial liabilities is estimated by discounting the remaining contractual maturities at the current market interest rate that is available for similar financial liabilities.

Classified as Level 2, the fair value of debentures is estimated using the partial differential equation model to value convertible debentures that include a call feature. Key assumptions used in the model include volatility, which is based on actual trading data, difference in volatility since initial issuance of the instrument and similar instruments on the market, and credit spread, which is based on corporate bond yield spreads in the market and credit spread data for similar public companies. The model includes a fair value adjustment based on an initial calibration exercise.

Below is a sensitivity analysis based on variations in the key assumptions used in the model. The table presents the fair value of the debentures would have been had the key assumptions varied as indicated:

	Volatility		Credit spread
	+5%	-5%	+2%	-2%
	$	$	$	$
Fair value of debentures	2,930,000	2,790,000	2,780,000	2,925,000

Financial risk management

The Company is exposed to risks that arise from its use of financial instruments. This note describes the Company’s objectives, policies and processes for managing those risks and the methods used to measure them.

[a]Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has a strict code of credit, including obtaining instalment payments, obtaining agency credit information and setting appropriate credit limits. The maximum exposure to credit risk at the reporting date, is the carrying amount of financial assets. The Company does not hold any collateral.

Credit risk related with the debentures is reflected in the fair value of the instrument. Interest receivable on the debentures is included in trade and other receivables.

Trade and other receivables are generally written off when there is no reasonable expectation of recovery. Indicators of this include the failure for a debtor to engage in a repayment plan, no active enforcement activity and a failure to make contractual payments.

[b]Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting its financial obligations as they fall due. The Company is exposed to liquidity risk primarily from its trade and other payables, other financial liabilities and long-term debt. The Company believes that its recurring financial resources are adequate to cover all its expenditures.

				Greater
	Contractual	Less than		than
	cash flows	one year	1-5 years	5 years
	$	$	$	$
August 31, 2021
Trade and other payables	848,054	848,054	—	—
Other financial liabilities	237,444	237,444	—	—
Long-term debt	64,115	10,179	53,936	—
	1,149,613	1,095,677	53,396	—
August 31, 2020
Bank indebtedness	170,000	170,000	—	—
Trade and other payables	639,837	639,837	—	—
Long-term debt	411,737	57,249	281,704	72,784
	1,221,574	867,086	281,704	72,784

[c] Interest rate risk

The Company is exposed to interest rate risk on its variable rate bank indebtedness and variable and fixed rate long-term debt. Fixed-rate borrowings expose the Company to fair value risk while variable rate borrowings expose the Company to cash flow risk.

[d] Foreign exchange risk

Foreign exchange risk is the risk that future cash flows or fair value of a financial instrument will fluctuate due to changes in foreign exchange rates.

The Company is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables and borrowings are denominated and the respective functional currencies of the Company and its subsidiaries.

The Company has certain financial assets and liabilities denominated in United States dollars. The Canadian dollar equivalent carrying amounts of these assets and liabilities are as follows:

	2021	2020
	$	$
Cash	11,219,143	88,952
Trade and other payables	294,637	42,201

Sensitivity

A reasonably possible 1% strengthening (weakening) of the U.S. dollar against the Canadian Dollar at the reporting date would have increased (decreased) net income (loss) and other comprehensive income by the amounts shown below. This analysis assumes that all other variables remain constant.

	Net income (loss)		Other comprehensive income
	+5%	-5%	+5%	-5%
	$	$	$	$
August 31, 2021	549,000	(549,000)	490,000	(490,000)